Average Annual Total Returns{- Fidelity® Series Government Money Market Fund} - 08.31 Fidelity Series Government Money Market Fund Series Class PRO-08 - Fidelity® Series Government Money Market Fund - Fidelity Series Government Money Market Fund -Default - Return Before Taxes
	Past 1 year	Since Inception
Total	0.50%	1.21%	[1]

[1]	(a)From April 22, 2016